Long-Term Investments - Schedule of Long-Term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Long-Term Investments [Line Items]
Original Cost	$ 1,938	$ 1,938
Cumulative net gains/ (losses)	472	484
Cumulative dividend received	(209)	(209)
Impairment	(80)	(80)
Exchange Difference	(77)	(122)
Carrying value	2,044	2,011
Maya [Member]
Schedule of Long-Term Investments [Line Items]
Original Cost	442	442
Cumulative net gains/ (losses)	(442)	(442)
Cumulative dividend received
Impairment
Exchange Difference
Carrying value
Huaxiang [Member]
Schedule of Long-Term Investments [Line Items]
Original Cost	1,251	1,251
Cumulative net gains/ (losses)	1,070	1,082
Cumulative dividend received	(209)	(209)
Impairment
Exchange Difference	(68)	(113)
Carrying value	2,044	2,011
iQsim [Member]
Schedule of Long-Term Investments [Line Items]
Original Cost	245	245
Cumulative net gains/ (losses)	(156)	(156)
Cumulative dividend received
Impairment	(80)	(80)
Exchange Difference	(9)	(9)
Carrying value